Expense Example {- Fidelity Advisor® Value Leaders Fund} - 10.31 Fidelity Advisor Value Leaders Fund - AMCI PRO-10 - Fidelity Advisor® Value Leaders Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Value Leaders Fund-Class A
Expense Example:
1 year	$ 695
3 years	966
5 years	1,260
10 years	2,094
Fidelity Advisor Value Leaders Fund-Class M
Expense Example:
1 year	497
3 years	831
5 years	1,193
10 years	2,210
Fidelity Advisor Value Leaders Fund-Class C
Expense Example:
1 year	303
3 years	659
5 years	1,147
10 years	2,494
Fidelity Advisor Value Leaders Fund - Class I
Expense Example:
1 year	101
3 years	315
5 years	547
10 years	$ 1,213